Interest-bearing Financial Liabilities - Summary of Scheduled Maturities of Consolidated Outstanding Long-term and Short-term Debt at Nominal Values (Detail) - Dec. 31, 2023
₱ in Millions, $ in Millions
	USD ($)	PHP (₱)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		₱ 256,927
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	$ 723	40,067
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		216,860
Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		12,006
Less than 1 year [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	39	2,161
Less than 1 year [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		9,845
1-2 years [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		23,176
1-2 years [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	14	776
1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		22,400
2026
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		15,361
2026 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	14	776
2026 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		14,585
2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		26,981
2027 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	14	776
2027 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		26,205
2028
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		20,667
2028 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	28	1,552
2028 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		19,115
Later than five years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		158,736
Later than five years [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)	$ 614	34,026
Later than five years [member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 27)		₱ 124,710